Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company and its Compensation Committee are committed to ensuring alignment between Company performance and executive compensation to encourage and reward management for the creation of stockholder value. This Pay versus Performance disclosure provides an additional perspective on our pay and performance alignment. This perspective is enhanced by the inclusion of Compensation Actually Paid (CAP) to our named executive officers, which captures the annual change in management’s total, company-derived wealth. This provides a distinct view from total compensation for our named executive officers as set forth in the “Summary Compensation Table” (SCT) pay, which captures the annual economic cost of compensation to the Company.
Pay Versus Performance Table
The following table shows the past two fiscal years’ of SCT pay, CAP, our indexed total shareholder return (TSR), and our net income.
Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO(1&2)	Compensation Actually Paid to PEO(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss (thousands)(5)
2025	$1,649,663	$1,384,231	$855,212	$778,954	$3.30	$(22,726)
2024	$1,977,203	$1,827,392	$925,686	$896,816	$6.68	$ (37,801)
2023	$4,714,041	$(5,951,853)	$1,615,858	$(2,144,042)	$6.25	$ (93,153)

1	The Company’s Principal Executive Officer (PEO) and Named Executive Officers (NEOs) included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mitchell Steiner	K. Gary Barnette and Harry Fisch
2024	Mitchell Steiner	K. Gary Barnette and Harry Fisch
2023	Mitchell Steiner	Michele Greco and K. Gary Barnette

2	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO and the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,649,663	$1,977,203	$4,714,041	$855,212	$925,686	$1,615,858
Less: Reported Fair Value of Equity Awards(a)	(163,296)	(516,774)	(3,828,717)	(44,928)	(140,189)	(1,030,871)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (b)	118,177	216,298	301,459	32,514	58,677	81,813
Add: Fair Value of Equity Awards Granted in the Year that Vested in the Year (b)	0	0	0	0	0	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(65,832)	156,453	(1,999,699)	(22,313)	55,479	(761,211)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (b)	(154,481)	(5,788)	(5,138,937)	(41,531)	(2,837)	(2,049,631)
Less: Fair Value at end of Prior Year of Equity Awards Granted in Prior Years that Forfeited During the Year(b)	0	0	0	0	0	0
Compensation Actually Paid	$1,384,231	$1,827,392	$(5,951,853)	$778,954	$896,816	$(2,144,042)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including expected term, expected volatility, expected dividend yield, and risk-free interest rates. See Note 10 to our audited consolidated financial statements, included in our Annual Report on Form 10-K filed with the SEC on December 17, 2025.

4
The amounts reflect the indexed total shareholder return of our Common Stock at the end of each fiscal year. In each case, assume an initial investment of $100 on September 30, 2022, and reinvestment of dividends, if any.

5	The dollar amounts reported represent the net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
1	The Company’s Principal Executive Officer (PEO) and Named Executive Officers (NEOs) included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mitchell Steiner	K. Gary Barnette and Harry Fisch
2024	Mitchell Steiner	K. Gary Barnette and Harry Fisch
2023	Mitchell Steiner	Michele Greco and K. Gary Barnette

PEO Total Compensation Amount	$ 1,649,663	$ 1,977,203	$ 4,714,041
PEO Actually Paid Compensation Amount	$ 1,384,231	1,827,392	(5,951,853)
Adjustment To PEO Compensation, Footnote
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO and the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,649,663	$1,977,203	$4,714,041	$855,212	$925,686	$1,615,858
Less: Reported Fair Value of Equity Awards(a)	(163,296)	(516,774)	(3,828,717)	(44,928)	(140,189)	(1,030,871)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (b)	118,177	216,298	301,459	32,514	58,677	81,813
Add: Fair Value of Equity Awards Granted in the Year that Vested in the Year (b)	0	0	0	0	0	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(65,832)	156,453	(1,999,699)	(22,313)	55,479	(761,211)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (b)	(154,481)	(5,788)	(5,138,937)	(41,531)	(2,837)	(2,049,631)
Less: Fair Value at end of Prior Year of Equity Awards Granted in Prior Years that Forfeited During the Year(b)	0	0	0	0	0	0
Compensation Actually Paid	$1,384,231	$1,827,392	$(5,951,853)	$778,954	$896,816	$(2,144,042)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including expected term, expected volatility, expected dividend yield, and risk-free interest rates. See Note 10 to our audited consolidated financial statements, included in our Annual Report on Form 10-K filed with the SEC on December 17, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 855,212	925,686	1,615,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 778,954	896,816	(2,144,042)
Adjustment to Non-PEO NEO Compensation Footnote
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO and the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			NEO Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,649,663	$1,977,203	$4,714,041	$855,212	$925,686	$1,615,858
Less: Reported Fair Value of Equity Awards(a)	(163,296)	(516,774)	(3,828,717)	(44,928)	(140,189)	(1,030,871)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (b)	118,177	216,298	301,459	32,514	58,677	81,813
Add: Fair Value of Equity Awards Granted in the Year that Vested in the Year (b)	0	0	0	0	0	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(65,832)	156,453	(1,999,699)	(22,313)	55,479	(761,211)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (b)	(154,481)	(5,788)	(5,138,937)	(41,531)	(2,837)	(2,049,631)
Less: Fair Value at end of Prior Year of Equity Awards Granted in Prior Years that Forfeited During the Year(b)	0	0	0	0	0	0
Compensation Actually Paid	$1,384,231	$1,827,392	$(5,951,853)	$778,954	$896,816	$(2,144,042)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including expected term, expected volatility, expected dividend yield, and risk-free interest rates. See Note 10 to our audited consolidated financial statements, included in our Annual Report on Form 10-K filed with the SEC on December 17, 2025.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return. The value of an initial fixed $100 investment based on total shareholder return value was $6.25 as of the end of fiscal 2023, $6.68 as of the end of fiscal 2024 and $3.30 as of the end of fiscal 2025. The compensation actually paid to the Company’s PEO (as computed in accordance with SEC rules) was $(6.0) million in fiscal 2023, $1.8 million in fiscal 2024 and $1.4 million in fiscal 2025, and the average compensation actually paid to the Company’s non-PEO NEOs (as computed in accordance with SEC rules) was $(2.1) million in fiscal 2023, $0.9 million in fiscal 2024 and $0.9 million in fiscal 2025.

Compensation Actually Paid vs. Net Income
Net Loss. The Company’s net loss has decreased from $93.2 million in fiscal 2023 to $37.8 million in fiscal 2024 and $22.7 million in fiscal 2025. The compensation actually paid to the Company’s PEO (as computed in accordance with SEC rules) was $(6.0) million in fiscal 2023, $1.8 million in fiscal 2024 and $1.4 million in fiscal 2025, and the average compensation actually paid to the Company’s non-PEO NEOs (as computed in accordance with SEC rules) was $(2.1) million in fiscal 2023, $0.9 million in fiscal 2024 and $0.9 million in fiscal 2025.

Total Shareholder Return Amount	$ 3.3	6.68	6.25
Net Income (Loss)	$ (22,726,000)	$ (37,801,000)	$ (93,153,000)
PEO Name	Mitchell Steiner	Mitchell Steiner	Mitchell Steiner
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (163,296)	$ (516,774)	$ (3,828,717)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,177	216,298	301,459
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,481)	(5,788)	(5,138,937)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,832)	156,453	(1,999,699)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,928)	(140,189)	(1,030,871)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,514	58,677	81,813
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,531)	(2,837)	(2,049,631)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,313)	55,479	(761,211)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0